Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies
24.	Commitments and contingencies:

Indemnifications:

The Company has agreed to indemnify its directors for all liabilities or obligations imposed upon or incurred by such indemnified person in relation to any claim, action, proceeding, investigation, or order whether civil, criminal or administrative and whether made or commenced by the Company or by any other person by reason of that indemnified person having been a director or officer of, or holding or having held a position equivalent to that of a director or officer of, the Company, any act or omission, whether or not negligent or wilful, of the indemnified person acting or having acted as a director, alternate director or officer, or as a person in an equivalent position, of the Company, or being named or made a witness in any claim resulting from having been a director or officer of, or holding or having held a position equivalent to that of a director or officer of, the Company, including legal fees and disbursements and all other costs of investigation and defence and all amounts paid or payable to settle a claim or to satisfy a judgment, or otherwise to discharge a liability imposed or incurred.